UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2017

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.3%
Alabama - 0.3%
Jefferson County, AL, Sewer Revenue:
Warrants	5.000%	10/1/22	$2,000,000	$2,195,980
Warrants	5.000%	10/1/23	4,000,000	4,430,160

Total Alabama				6,626,140

Arizona - 0.6%
Arizona State IDA, Education Revenue:
Basis School Project, Credit Enhanced, SD Credit Program	5.000%	7/1/37	850,000	981,954
SD Cred Program, Academies Math & Science	5.000%	7/1/37	700,000	808,668
Navajo Nation, AZ, Revenue	5.000%	12/1/25	3,400,000	3,739,116	(a)
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	4,000,000	4,727,440
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/36	1,600,000	1,782,672
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	3,565,000	4,368,765

Total Arizona				16,408,615

California - 16.9%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/34	3,000,000	3,490,950
Second Subordinated Lien	5.000%	10/1/36	4,200,000	4,859,190
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/28	1,100,000	1,296,636
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/29	1,255,000	1,476,068
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/30	1,700,000	1,995,052
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/31	1,850,000	2,166,295
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 0.900%)	2.300%	5/1/23	37,000,000	37,641,580	(b)(c)
San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 1.100%)	2.500%	4/1/24	8,000,000	8,206,800	(b)(c)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	30,388,649
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	36,814,400	(d)
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	8,000,000	9,791,680
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	8,190,000	9,140,204	(a)(e)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,615,000	3,638,136	(a)
California State Public Works Board, Lease Revenue:
Various Capital Project	5.250%	10/1/25	4,000,000	4,505,160
Various Capital Project	5.250%	10/1/26	4,385,000	4,937,071
Various Capital Project	5.000%	10/1/27	5,180,000	5,759,590
California State, GO	5.000%	8/1/30	18,000,000	21,639,060
California State, GO:
Bid Group C	5.000%	8/1/33	10,000,000	12,021,800
Various Purpose	5.000%	9/1/35	3,500,000	4,192,580
Various Purpose	4.000%	11/1/36	2,735,000	3,002,866
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	7,000,126

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	$8,845,000	$9,593,287
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,610,285
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	1,000,000	1,176,920	(e)
Los Angeles International Airport	5.000%	5/15/36	1,000,000	1,176,100	(e)
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/36	6,450,000	7,860,163
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/37	3,000,000	3,647,370
Los Angeles, CA, Department of Water & Power Revenue, Power System	5.000%	7/1/38	5,525,000	6,651,161
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	19,900,000	25,593,191
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	10,872,500
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,654,002
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,093,340
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,161,660
Lodi Energy Center	5.000%	6/1/25	15,805,000	17,074,774
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,916,500	(d)
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1	5.000%	9/1/27	730,000	768,208
Community Facilities District No. 2003-1	5.250%	9/1/34	5,570,000	5,938,511
Riverside County, CA, Transportation Commission Sales Tax Revenue	5.000%	6/1/38	10,830,000	13,161,807
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	4,700,000	5,569,688
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	814,344
Procter & Gamble Project	5.000%	7/1/19	900,000	946,512
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,363,063
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,123,570
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	12,576,140
Arrowhead Project	5.000%	8/1/22	8,755,000	9,226,719
Arrowhead Project	5.125%	8/1/24	10,000,000	10,576,100
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	42,250,000	44,719,090
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Green Bond	5.000%	11/1/34	3,700,000	4,544,895
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,417,340
University of California, CA, Revenue	5.000%	5/15/35	6,000,000	7,155,900
University of California, CA, Revenue	5.000%	5/15/36	4,500,000	5,459,265

Total California				445,406,298

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 4.3%
Base Village Metropolitan District #2 Co., GO	5.500%	12/1/36	$500,000	$515,905
Colorado State Health Facilities Authority Revenue:
Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/23	7,000,000	8,123,220	(b)(c)
Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/26	18,000,000	21,835,800	(b)(c)
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	13,675,098
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	14,386,410
Denver, CO, City & County Special Facilities Apartment Revenue, United Airlines Inc. Project	5.000%	10/1/32	4,800,000	5,255,136	(e)
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	7,717,664
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,260,220
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	14,210,000	17,159,285
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	10,404,160
Regional Transportation District, CO, COP	5.000%	6/1/25	9,135,000	9,839,583	(d)
Regional Transportation District, CO, COP	5.000%	6/1/25	865,000	928,526

Total Colorado				113,101,007

Connecticut - 1.0%
Connecticut State HEFA Revenue:
Sacred Heart University Issue	5.000%	7/1/36	1,150,000	1,351,262
Sacred Heart University Issue	5.000%	7/1/42	2,000,000	2,333,740
Connecticut State, GO (SIFMA Municipal Swap Index Yield + 0.770%)	2.170%	9/15/18	3,000,000	3,007,590	(b)
Connecticut State, GO (SIFMA Municipal Swap Index Yield + 0.920%)	2.320%	9/15/19	4,000,000	4,028,080	(b)
Connecticut State, GO	5.000%	10/15/34	2,900,000	3,299,185
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd.	5.000%	4/1/30	2,600,000	2,945,150	(a)
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty-Third	5.000%	8/1/30	2,250,000	2,817,495	(f)
Thirty-Third	5.000%	8/1/31	2,000,000	2,491,660	(f)
Thirty-Third	5.000%	8/1/32	2,200,000	2,729,188	(f)
Thirty-Third	5.000%	8/1/41	1,750,000	2,114,595

Total Connecticut				27,117,945

District of Columbia - 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project	4.125%	7/1/27	300,000	307,902
Ingleside Rock Creek Project	5.000%	7/1/32	500,000	536,315
Ingleside Rock Creek Project	5.000%	7/1/37	500,000	528,645
KIPP DC Issue	5.000%	7/1/37	4,010,000	4,590,006
KIPP DC Project	5.000%	7/1/37	5,000,000	5,723,200

Total District of Columbia				11,686,068

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 5.7%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	$3,000,000	$3,166,710
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	12,748,080
Broward County, FL, Airport System Revenue	5.000%	10/1/36	1,750,000	2,071,353	(e)
Broward County, FL, Airport System Revenue	5.000%	10/1/42	1,500,000	1,762,875	(e)
Broward County, FL, School Board, COP	5.000%	7/1/27	4,000,000	4,754,720
Broward County, FL, School Board, COP	5.000%	7/1/28	5,500,000	6,508,645
Broward County, FL, School Board, COP	5.000%	7/1/30	5,000,000	5,871,850
Central Florida Expressway Authority Revenue	5.000%	7/1/37	1,250,000	1,490,525
Central Florida Expressway Authority Revenue	5.000%	7/1/38	1,000,000	1,190,570
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,057,606
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.000%	6/15/35	1,900,000	2,037,712	(a)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/26	2,000,000	2,376,320
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/27	3,000,000	3,529,590
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	1,000,000	1,168,090
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/25	4,750,000	5,364,222
Lee County, FL, Airport Revenue:
AGM	5.000%	10/1/21	12,245,000	12,999,782	(e)
AGM	5.000%	10/1/22	8,000,000	8,456,960	(e)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	4,615,000	4,995,691
Miami International Airport	5.000%	10/1/29	385,000	419,242	(d)
Miami International Airport, AGC	5.500%	10/1/27	3,000,000	3,086,160	(d)(e)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	3,000,000	3,543,570
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/25	3,730,000	4,361,302
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,700,000	2,004,623
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/27	2,350,000	2,757,044
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/28	1,000,000	1,169,910
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/30	2,500,000	2,908,325
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/31	2,750,000	3,188,350
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital	5.000%	8/1/35	1,020,000	1,192,615
Nicklaus Children’s Hospital	5.000%	8/1/36	635,000	740,721
Nicklaus Children’s Hospital	5.000%	8/1/37	1,010,000	1,175,408
Miami-Dade County, FL, School Board, COP, AGC	5.000%	2/1/24	8,000,000	8,305,120	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.250%	10/1/21	$6,935,000	$7,371,073
Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,543,617
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,298,872
Presbyterian Retirement Communities	5.000%	8/1/36	3,745,000	4,172,679
Palm Beach County, FL, Solid Waste Authority Revenue:
BHAC	5.000%	10/1/25	3,350,000	3,545,674	(d)
BHAC	5.000%	10/1/27	1,155,000	1,222,464	(d)
Improvement, BHAC	5.000%	10/1/24	3,500,000	3,704,435	(d)
Sterling Hill, FL, Community Development District, Special Assessment Revenue	5.500%	11/1/10	560,651	392,455	*(g)

Total Florida				149,654,960

Georgia - 2.0%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo, NATL	5.000%	12/1/19	1,770,000	1,775,221
Zoo, NATL	5.000%	12/1/20	1,860,000	1,865,264
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	5,901,435	(d)
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	17,153,576	(d)
Dahlonega Downtown Development Authority Revenue:
North Georgia MAC LLC Project	5.000%	7/1/31	1,400,000	1,673,266
North Georgia MAC LLC Project	5.000%	7/1/34	770,000	911,079
DeKalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	2,812,825
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,391,980	(d)
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,149,250
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.250%	9/15/19	1,500,000	1,581,555
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	7,753,882
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,249,160
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Project, NATL	5.000%	1/1/19	660,000	661,901

Total Georgia				53,880,394

Illinois - 7.8%
Chicago, IL, Board of Education, Capital Improvement, Special Tax	5.000%	4/1/42	1,700,000	1,858,508
Chicago, IL, Board of Education, GO, Dedicated	5.000%	12/1/34	1,870,000	1,933,449
Chicago, IL, GO	5.000%	1/1/25	2,765,000	3,054,634
Chicago, IL, GO	5.500%	1/1/30	3,975,000	4,394,362
Chicago, IL, GO	5.500%	1/1/31	2,000,000	2,199,380
Chicago, IL, GO	5.500%	1/1/32	2,000,000	2,192,960
Chicago, IL, GO	5.500%	1/1/34	3,180,000	3,464,483
Chicago, IL, GO	5.500%	1/1/37	720,000	783,497

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/25	$1,235,000	$1,460,770
Green Bond	5.000%	12/1/26	1,275,000	1,531,658
Green Bond	5.000%	12/1/27	1,360,000	1,593,376
Green Bond	5.000%	12/1/28	1,425,000	1,659,626
Green Bond	5.000%	12/1/30	1,575,000	1,815,896
Green Bond	5.000%	12/1/31	1,650,000	1,896,741
Green Bond	5.000%	12/1/32	1,735,000	1,988,536
Green Bond	5.000%	12/1/33	1,820,000	2,081,024
Green Bond	5.000%	12/1/34	1,910,000	2,178,775
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	5,821,087	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,391,160	(d)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/30	6,010,000	6,893,891	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	4,500,000	5,174,190
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	2,000,000	2,268,220	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/34	10,505,000	12,049,970
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien	5.250%	1/1/36	7,445,000	8,978,447
Senior Lien	5.250%	1/1/37	4,600,000	5,539,320
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,833,178
Second Lien	5.000%	1/1/31	1,500,000	1,671,300
Second Lien	5.000%	1/1/32	1,000,000	1,103,210
Second Lien	5.000%	1/1/33	1,035,000	1,137,662
Second Lien	5.000%	1/1/36	4,000,000	4,518,840
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	1,000,000	1,182,180
Second Lien	5.000%	11/1/31	4,650,000	5,505,879
Second Lien Project	5.000%	11/1/30	1,785,000	2,031,009
Second Lien Project	5.000%	11/1/31	2,000,000	2,265,000
Second Lien Project	5.000%	11/1/33	1,500,000	1,686,870
Second Lien Project	5.000%	11/1/34	1,000,000	1,119,990
Second Lien, AGM	5.000%	11/1/28	2,000,000	2,406,160
Elk Grove Village, IL, GO	5.000%	1/1/29	550,000	662,602
Elk Grove Village, IL, GO	5.000%	1/1/30	885,000	1,060,655
Illinois State Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,021,780	(d)
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,003,610	(d)
Memorial Health System	5.250%	4/1/29	11,000,000	11,512,050
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,188,190	(d)
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/37	700,000	771,855

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, AGM	5.250%	6/15/30	$5,000,000	$5,608,500
State Tax Supported, AGM	5.250%	6/15/31	8,000,000	8,938,960
State Tax Supported, AGM	5.250%	6/15/32	9,500,000	10,585,660
Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	8,250,000	9,665,700
Illinois State, GO	5.000%	2/1/26	9,620,000	10,535,343
Illinois State, GO	5.000%	2/1/27	3,880,000	4,256,399
Illinois State, GO	5.000%	2/1/28	3,780,000	4,125,416
Illinois State, GO	5.000%	2/1/29	2,200,000	2,388,716
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project	5.000%	12/15/28	2,000,000	2,290,000
McCormick Place Expansion Project	5.000%	12/15/30	625,000	706,556
Sales Tax Securitization Corp., IL, Revenue	5.000%	1/1/24	1,350,000	1,572,736
Sales Tax Securitization Corp., IL, Revenue	5.000%	1/1/25	1,500,000	1,779,450
University of Illinois:
COPS	5.000%	3/15/25	1,250,000	1,425,325
COPS	5.000%	3/15/26	1,800,000	2,045,826
Will County, IL, GO	5.000%	11/15/33	1,500,000	1,736,085
Will County, IL, GO	5.000%	11/15/34	3,260,000	3,763,116

Total Illinois				205,309,768

Indiana - 2.1%
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,156,480	(d)
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	5,701,118	(d)
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,599,611	(d)
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,460,650
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	12,531,360
Indiana State Health Facilities Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	7,023,000
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,666,480
Jasper County, IN, PCR, Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,143,730
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	1,185,000	1,325,316	(e)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	8,769,200

Total Indiana				56,376,945

Iowa - 0.7%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,266,444
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,699,875
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,499,096
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/19	1,000,000	1,035,540
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/18	1,350,000	1,379,457	(h)
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/19	1,150,000	1,212,710	(h)
Iowa State Special Obligation Revenue	5.000%	6/1/29	2,145,000	2,591,031

Total Iowa				17,684,153

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kansas - 0.1%
Kansas State Development Finance Authority Revenue:
Sisters Leavenwort	5.250%	1/1/25	$2,605,000	$2,783,989	(d)
Sisters Leavenwort	5.250%	1/1/25	395,000	424,159

Total Kansas				3,208,148

Kentucky - 0.6%
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives	2.700%	11/10/21	11,000,000	11,148,940	(b)(c)
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	1,987,323	(d)
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project	5.000%	7/1/27	1,435,000	1,774,808
Revitalization Project	5.000%	7/1/28	1,000,000	1,230,070

Total Kentucky				16,141,141

Louisiana - 0.8%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue:
AGC	5.625%	6/1/21	1,830,000	1,861,860	(d)
AGC	5.875%	6/1/23	4,435,000	4,516,737	(d)
Shreveport, LA, Water & Sewer Revenue:
AGM	5.000%	12/1/28	2,440,000	2,915,947
AGM	5.000%	12/1/29	2,000,000	2,385,320
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	10,700,400	(b)(c)

Total Louisiana				22,380,264

Maryland - 1.0%
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,489,477	(d)
Transportation Facilities Project	5.125%	6/1/20	3,925,000	4,181,656	(h)
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,144,625	(d)
Maryland State EDC, Student Housing Revenue Bonds:
University of Maryland, College Park Project, AGM	4.000%	6/1/26	625,000	706,338
University of Maryland, College Park Project, AGM	5.000%	6/1/27	1,400,000	1,689,926
University of Maryland, College Park Project, AGM	5.000%	6/1/30	1,550,000	1,844,856
University of Maryland, College Park Project, AGM	5.000%	6/1/31	1,000,000	1,185,230
Maryland State Health & Higher EFA Revenue, Washington County Hospital	6.000%	1/1/28	4,000,000	4,000,000	(d)

Total Maryland				27,242,108

Massachusetts - 1.7%
Berkshire, MA, Wind Power Cooperative Corp. Revenue:
Berkshire Wind Project, Green Bond	5.000%	7/1/26	450,000	544,424
Berkshire Wind Project, Green Bond	5.000%	7/1/29	500,000	605,065
Berkshire Wind Project, Green Bond	5.000%	7/1/30	440,000	529,571
Massachusetts State DFA Revenue	5.000%	7/1/36	3,035,000	3,566,489
Massachusetts State DFA Revenue:
Dana-Farber Cancer Institute	5.000%	12/1/33	4,000,000	4,727,720
Dana-Farber Cancer Institute	5.000%	12/1/34	2,000,000	2,355,180
Foxborough Regional Charter	5.000%	7/1/37	1,000,000	1,097,820

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Partners Healthcare System Issue	5.000%	7/1/37	$1,500,000	$1,773,045
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	3,333,463
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGC	6.000%	11/15/28	1,500,000	1,620,870	(d)
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,673,400
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,563,210
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	11,250,000	13,490,887
Massachusetts State Water Resources Authority Revenue, General, Green Bond	4.000%	8/1/36	7,000,000	7,658,840

Total Massachusetts				45,539,984

Michigan - 4.4%
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/33	7,700,000	8,985,438
Senior Lien	5.000%	7/1/35	4,500,000	5,229,045
Michigan State Building Authority Revenue, Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,280,350
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	7,780,000	8,133,834	(a)
Michigan State Finance Authority Revenue:
Detroit School District, Q-SBLF	5.000%	5/1/23	2,000,000	2,291,940
Detroit School District, Q-SBLF	5.000%	5/1/24	2,000,000	2,317,520
Detroit School District, Q-SBLF	5.000%	5/1/25	1,500,000	1,756,185
Hospital, Trinity Health Credit Group	5.000%	12/1/42	2,250,000	2,629,080
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	1,500,000	1,705,410
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	700,000	790,832
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/24	11,500,000	13,363,230
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/28	3,660,000	4,198,276
Trinity Health Corp. Obligated Group	5.000%	12/1/27	4,460,000	4,874,914
Trinity Health Corp. Obligated Group	5.000%	12/1/27	40,000	43,769	(d)
Michigan State Hospital Finance Authority Revenue, McClure Health Care Corp.	5.625%	5/15/28	13,690,000	13,900,415	(d)
Michigan State Strategic Fund Ltd. Obligation Revenue:
Events Center Project	4.125%	1/1/19	13,000,000	13,140,400	(b)(c)
Michigan Senate Offices Project	5.000%	10/15/28	1,190,000	1,376,414
Michigan Senate Offices Project	5.000%	10/15/31	1,640,000	1,877,128
Michigan Senate Offices Project	5.000%	10/15/33	1,985,000	2,257,183
Michigan Senate Offices Project	5.000%	10/15/35	1,000,000	1,130,460
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,085,960	(d)
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	17,489,090	(e)

Total Michigan				114,856,873

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - 0.2%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, AGC	5.000%	2/15/30	$4,000,000	$4,272,520

Missouri - 0.5%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	9,299,463	(d)
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	5.750%	11/15/36	1,980,000	1,982,317	(a)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	2,300,000	2,337,973

Total Missouri				13,619,753

Nebraska - 0.2%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/36	4,500,000	5,653,125

Nevada - 0.5%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	13,668,460

New Jersey - 6.1%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
AGM	5.000%	11/1/26	1,000,000	1,129,190
AGM	5.000%	11/1/27	1,500,000	1,688,850
AGM	5.000%	11/1/29	1,500,000	1,680,960
AGM	5.000%	11/1/31	1,000,000	1,113,470
New Brunswick, NJ, Parking Authority Revenue, City GTD, BAM	5.000%	9/1/35	2,000,000	2,344,640
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,560,818	(e)
New Jersey State EDA Revenue	5.250%	6/15/29	11,390,000	12,886,304
New Jersey State EDA Revenue	5.250%	6/15/30	10,685,000	12,036,011
New Jersey State EDA Revenue	5.000%	6/15/32	3,000,000	3,338,940
New Jersey State EDA Revenue	5.000%	6/15/33	2,450,000	2,716,437
New Jersey State EDA Revenue	5.000%	6/15/35	1,000,000	1,101,180
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	5,940,000	6,137,505	(e)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,635,248
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/35	1,750,000	1,894,673
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.600%)	3.000%	3/1/28	20,000,000	19,699,000	(b)
New Jersey State EDA, Motor Vehicle Surcharge Revenue	5.000%	7/1/33	3,000,000	3,330,120
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project	5.000%	10/1/37	1,700,000	1,866,192	(e)
New Jersey State EDA, Water Facilities Revenue, New Jersey American Water Co.	4.700%	12/1/25	6,750,000	7,250,917	(e)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,230,310	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, AGM	5.000%	7/1/25	$2,350,000	$2,798,756
University Hospital, AGM	5.000%	7/1/28	2,000,000	2,351,740
University Hospital, AGM	5.000%	7/1/30	1,200,000	1,400,304
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	6,870,000	7,157,578
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/24	7,000,000	7,632,380
New Jersey State Transportation Trust Fund Authority Revenue, Capital Appreciation Transportation System, NATL	0.000%	12/15/31	18,590,000	10,875,894
New Jersey State Turnpike Authority Revenue	5.000%	1/1/32	9,000,000	10,564,290
New Jersey State Turnpike Authority Revenue	5.000%	1/1/33	10,230,000	11,975,852
New Jersey State Turnpike Authority Revenue	5.000%	1/1/35	11,845,000	14,194,456

Total New Jersey				161,592,015

New Mexico - 0.8%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	1,100,000	1,242,340
Farmington, NM, PCR:
Arizona Public Service Co.	4.700%	9/1/24	16,000,000	17,049,440
Public Service Co. Project	2.125%	6/1/22	1,965,000	1,976,142	(b)(c)

Total New Mexico				20,267,922

New York - 10.6%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.000%	7/15/30	33,640,000	36,553,897	(d)
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/36	10,000,000	11,927,600
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/37	1,000,000	1,191,870
Long Island, NY, Power Authority Electric System Revenue, General	5.000%	9/1/42	1,900,000	2,248,080
Long Island, NY, Power Authority Revenue	5.000%	9/1/32	5,820,000	6,911,716
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/51	5,250,000	5,716,567
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	4,000,000	4,514,480
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	6,604,020	(d)
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	25,309,907	(d)
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,622,850	(d)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	5.875%	1/1/23	1,136,250	1,166,588
Amsterdam At Harborside	2.000%	1/1/49	96,193	16,353
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,504,320
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue	5.000%	6/15/32	3,000,000	3,644,640
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	5/1/36	3,700,000	4,394,453
Future Tax Secured	5.000%	5/1/37	2,750,000	3,259,355
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015	5.000%	7/15/29	2,500,000	2,957,375
Fiscal 2015	5.000%	7/15/30	4,000,000	4,726,080

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Municipal Health Facility	5.000%	1/15/25	$9,150,000	$9,174,613
North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,614,550	(d)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.250%	3/15/33	25,000,000	30,591,000
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/37	10,000,000	12,030,200
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/31	1,000,000	1,181,730
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/33	4,500,000	5,285,700
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/34	2,100,000	2,460,024
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/35	250,000	292,665
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/36	2,115,000	2,472,625
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	1,800,000	2,084,652
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/26	710,000	764,067	(e)
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	3,885,000	4,156,173	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/34	1,000,000	1,110,990	(e)
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/36	12,560,000	13,280,944	(e)
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/37	8,000,000	8,444,720	(e)
New York State Urban Development Corp. Revenue, Personal Income Tax	5.000%	3/15/41	5,750,000	6,898,907
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	5,000,000	5,839,300	(e)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/28	5,000,000	5,822,500	(e)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	10,000,000	11,921,600
Port Authority of New York & New Jersey Revenue	5.000%	10/15/34	10,000,000	11,905,900
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	2,000,000	2,141,860
Triborough Bridge & Tunnel Authority, NY, Revenue:
MTA Bridges & Tunnels	5.000%	11/15/28	2,000,000	2,558,620
MTA Bridges & Tunnels	5.000%	11/15/42	500,000	601,895
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,211,860
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	3,000,000	3,537,480

Total New York				278,654,726

North Carolina - 1.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,073,380
North Carolina Eastern Municipal Power Agency, Power System Revenue	5.000%	1/1/26	25,250,000	26,144,607	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
North Carolina State Turnpike Authority Revenue:
Senior Lien	5.000%	1/1/30	$350,000	$413,291
Senior Lien, AGM	5.000%	1/1/31	500,000	593,045
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
AGC	5.250%	1/1/25	7,000,000	7,261,660	(d)
AGC	5.375%	1/1/26	4,590,000	4,767,220	(d)

Total North Carolina				41,253,203

Ohio - 0.4%
American Municipal Power-Ohio Inc., OH, Revenue:
AMP Fremont Energy Center Project	5.000%	2/15/28	2,250,000	2,754,517
AMP Fremont Energy Center Project	5.000%	2/15/29	1,250,000	1,522,788
Hamilton County, OH, Sales Tax Revenue	5.000%	12/1/27	1,250,000	1,557,600
Hamilton County, OH, Sales Tax Revenue	5.000%	12/1/29	4,315,000	5,179,510

Total Ohio				11,014,415

Oklahoma - 0.2%
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/30	900,000	1,067,859
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/32	600,000	703,812
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/33	700,000	817,810
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/34	335,000	390,332
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	1,625,000	1,214,947

Total Oklahoma				4,194,760

Oregon - 1.0%
Lane & Douglas Counties, OR, School District # 28J Fern Ridge, GO:
Convertible Deferred Interest, School Board Guaranty	5.000%	6/15/30	3,170,000	3,826,570
Convertible Deferred Interest, School Board Guaranty	5.000%	6/15/36	2,000,000	2,367,000
Multnomah County, OR, School District # 7 Reynolds, GO, Deferred Interest, School Board Guaranty	0.000%	6/15/31	2,000,000	1,238,800
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,352,195	(d)
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	5,409,300
Oregon State Health & Science University Revenue	5.000%	7/1/35	4,650,000	5,491,789
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,522,138
Washington Multnomah and Yamhill County, OR, School District No. 1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,630,540

Total Oregon				25,838,332

Pennsylvania - 3.5%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing	5.000%	5/15/32	400,000	451,296
Highlands at Wyomissing	5.000%	5/15/37	375,000	416,730

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center (SIFMA Municipal Swap Index Yield + 1.500%)	2.900%	7/1/22	$7,500,000	$7,635,225	(b)(c)
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	2,000,000	2,287,300
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	2,500,000	2,854,000
Diakon Lutheran Social Ministries Project	5.000%	1/1/27	1,000,000	1,134,790
Luzerne County, PA, GO, AGM	5.000%	11/15/29	3,000,000	3,474,480
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	11,535,480	(d)
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	5,755,000	6,228,867	(d)
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	9,863,412
Pennsylvania State Turnpike Commission Revenue (SIFMA Municipal Swap Index Yield + 0.980%)	2.690%	12/1/21	11,000,000	11,196,790	(b)
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/31	6,750,000	7,641,945	(d)
Philadelphia, PA, Airport Revenue	5.000%	6/15/33	6,625,000	7,555,812	(e)
Philadelphia, PA, Airport Revenue	5.000%	6/15/34	6,955,000	7,912,217	(e)
Philadelphia, PA, Gas Works Revenue:
1998 General Ordinance	5.000%	10/1/28	1,000,000	1,192,640
1998 General Ordinance	5.000%	10/1/29	1,000,000	1,187,460
Philadelphia, PA, School District, GO	5.000%	9/1/28	2,285,000	2,598,982
State Public School Building Authority PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	1,380,000	1,573,531
Philadelphia School District Project, AGM	5.000%	6/1/33	4,150,000	4,697,551

Total Pennsylvania				91,438,508

Rhode Island - 0.3%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	230,000	230,563
Rhode Island Health & Educational Building Corp. Revenue:
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/28	2,500,000	2,895,500
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/29	2,000,000	2,308,360
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/30	1,570,000	1,802,015

Total Rhode Island				7,236,438

South Carolina - 0.3%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/29	3,500,000	4,067,945
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/30	2,250,000	2,605,252
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health, AGC	5.000%	2/1/22	2,355,000	2,442,253	(d)

Total South Carolina				9,115,450

Tennessee - 4.4%
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	2,960,000	3,094,118	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	6,870,336	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,264,574	(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue	5.000%	7/1/42	$1,500,000	$1,794,180
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Green Bond	5.000%	7/1/42	3,200,000	3,827,584
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	8,699,019
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	33,564,010
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	17,327,100
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	28,762,000
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,885,000	8,099,996

Total Tennessee				117,302,917

Texas - 10.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, PSF-GTD	5.000%	12/1/34	650,000	768,755
Uplift Education, PSF-GTD	5.000%	12/1/36	915,000	1,080,505
Uplift Education, PSF-GTD	5.000%	12/1/37	700,000	824,712
Austin, TX, Airport Systems Revenue	5.000%	11/15/30	2,730,000	3,132,129	(e)
City of Sugar Land TX	5.000%	2/15/28	750,000	925,388
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Idea Public Schools	5.000%	8/15/24	230,000	263,350
Idea Public Schools	5.000%	8/15/25	430,000	497,665
Idea Public Schools	5.000%	8/15/27	1,030,000	1,198,961
Idea Public Schools	5.000%	8/15/28	470,000	549,139
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	7,500,000	8,838,150
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	5,000,000	5,880,300
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/36	4,250,000	4,991,625
El Paso, TX, Water & Sewer Revenue:
Improvement	5.000%	3/1/33	525,000	622,188
Improvement	5.000%	3/1/37	2,705,000	3,173,019
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,222,113
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,125,200
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,141,300	(e)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System (SIFMA Municipal Swap Index Yield + 0.750%)	2.150%	6/1/20	2,000,000	2,008,920	(b)
Memorial Hermann Healthcare System (SIFMA Municipal Swap Index Yield + 0.600%)	2.000%	6/1/18	1,000,000	1,000,000	(b)
Memorial Hermann Healthcare System (SIFMA Municipal Swap Index Yield + 0.700%)	2.100%	6/1/19	2,250,000	2,255,400	(b)
Memorial Hermann Healthcare System (SIFMA Municipal Swap Index Yield + 0.830%)	2.230%	6/1/21	3,710,000	3,738,307	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	11,359,590	(d)
Harris County, TX, Cultural Education Facilities Finance Corp.,Thermal Utility Revenue., Teco Project	5.000%	11/15/30	600,000	725,172
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/25	9,000,000	10,673,280

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	$8,215,000	$8,355,723
Senior Lien	5.125%	7/1/27	11,180,000	11,377,774
Houston, TX, Utility System Revenue:
Combined First Lien	5.000%	5/15/27	5,000,000	5,879,300
Combined First Lien	5.000%	5/15/28	5,000,000	5,846,800
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	1,110,000	1,112,875
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/31	1,250,000	1,468,000	(e)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	4,029,189	(e)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,776,618	(e)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,502,477	(e)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/31	250,000	286,843
North Texas Municipal Water District TX	5.000%	6/1/27	1,000,000	1,239,710
North Texas Municipal Water District, TX	5.000%	6/1/26	1,000,000	1,222,510
North Texas Municipal Water District, TX	5.000%	6/1/28	1,050,000	1,294,650
North Texas Tollway Authority Revenue	5.000%	1/1/32	2,500,000	2,940,450
North Texas Tollway Authority Revenue	5.000%	1/1/34	17,310,000	20,011,052
North Texas Tollway Authority Revenue:
First Tier	5.000%	1/1/34	700,000	879,879
First Tier	5.000%	1/1/35	400,000	504,676
First Tier	5.000%	1/1/36	500,000	589,540
First Tier	5.000%	1/1/37	1,305,000	1,535,293
System Second Tier	5.000%	1/1/31	4,000,000	4,579,840
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,234,620
Southwest Higher Education Authority Inc. Revenue, Southern Methodist University Project	5.000%	10/1/41	1,750,000	2,074,642
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	1,890,000	2,126,363
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/27	2,000,000	2,429,520
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/28	2,000,000	2,417,860
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/29	2,345,000	2,823,286
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,771,216
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	26,770,000	32,189,319
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/18	4,000,000	4,123,440
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/19	5,000,000	5,284,450
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/20	5,750,000	6,233,115
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/31	10,000,000	11,456,500

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/32	$10,000,000	$11,417,400
Texas State Water Development Board Revenue	5.000%	10/15/42	14,900,000	17,985,194
Texas State, GO, Transport Commission - Mobility Fund	5.000%	10/1/34	5,000,000	6,074,900

Total Texas				270,070,192

U.S. Virgin Islands - 0.3%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	1,984,700
Matching Fund Loan	6.625%	10/1/29	5,000,000	2,737,500
Matching Fund Loan	6.750%	10/1/37	3,140,000	1,719,150
Matching Fund Loan	6.000%	10/1/39	750,000	399,375

Total U.S. Virgin Islands				6,840,725

Utah - 0.2%
Salt Lake City, UT, Airport Revenue	5.000%	7/1/34	3,000,000	3,535,950	(e)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,469,166

Total Utah				5,005,116

Vermont - 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue, Vermont Student Assistance Corporation (3 mo. USD LIBOR + 1.500%)	2.995%	6/1/22	1,985,297	1,990,201	(b)(e)

Virginia - 2.2%
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/33	15,000,000	17,968,350
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,389,238	(d)
Virginia State College Building Authority, VA, Educational Facilities Revenue, 21st Century College & Equipment	5.000%	2/1/30	7,500,000	9,304,500
Virginia State Public Building Authority, Public Facilities Revenue	5.000%	8/1/29	2,690,000	3,316,313
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,969,792	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,239,097	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,322,834	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,667,232	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	5,236,787	(e)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	4,650,000	5,037,717	(e)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	1,770,000	1,862,783

Total Virginia				57,314,643

Washington - 2.5%
Energy Northwest, WA, Electric Revenue	5.000%	7/1/27	8,500,000	10,266,555
Energy Northwest, WA, Electric Revenue	5.000%	7/1/28	10,000,000	12,024,300
Energy Northwest, WA, Electric Revenue, Columbia Generating System	5.000%	7/1/29	5,000,000	5,989,150
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,533,795	(e)
Port of Seattle, WA, Revenue, Inter Lien	5.000%	2/1/29	1,500,000	1,796,985

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - (continued)
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	$7,080,000	$7,598,823	(d)
Multicare Health System, AGC	5.750%	8/15/29	3,000,000	3,196,860	(d)
Washington State HFC Revenue, Heron’s Key	5.500%	1/1/24	11,375,000	11,378,981	(a)
Washington State, GO	5.000%	8/1/33	9,000,000	10,888,650

Total Washington				65,674,099

West Virginia - 0.7%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	6,911,795	(d)
West Virginia State Hospital Finance Authority Revenue:
AGM	5.375%	6/1/28	6,000,000	6,208,980	(d)
United Health Systems	5.250%	6/1/29	5,785,000	6,078,357	(d)

Total West Virginia				19,199,132

Wisconsin - 1.5%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/31	2,510,000	2,894,733
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/32	2,000,000	2,314,700
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/33	2,000,000	2,305,200
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/34	2,000,000	2,298,440
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,760,503	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,410,165	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,046,160	(e)
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	2,800,000	3,260,740	(a)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project	5.000%	6/1/36	1,500,000	1,529,865	(a)
Denver International Airport Great Hall Project	5.000%	9/30/37	2,410,000	2,774,850	(e)
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	9,055,000	9,513,183
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	945,000	992,552	(d)
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	6,419,277	(d)

Total Wisconsin				38,520,368

Wyoming - 0.6%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	14,000,000	14,797,020

TOTAL MUNICIPAL BONDS (Cost - $2,494,193,174)				2,617,154,851

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates:
M012 A1A1	1.600%	8/15/51	$8,000,000	$7,635,352
M012 A1A2	1.600%	8/15/51	4,500,000	4,294,953

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,500,000)				11,930,305

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%
CMS Liquidating Trust (Cost - $989,420)			200	447,290	(j)(k)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,507,682,594)				2,629,532,446

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.0%
MUNICIPAL BONDS - 0.0%
Florida - 0.0%
Highlands County, FL, Health Facilities Authority Revenue, Hospital Adventist Health System	1.730%	11/15/34	$400,000	400,000	(l)(m)

North Carolina - 0.0%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	1.740%	10/1/38	100,000	100,000	(l)(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $500,000)				500,000

TOTAL INVESTMENTS - 99.8% (Cost - $2,508,182,594)				2,630,032,446
Other Assets in Excess of Liabilities - 0.2%				5,946,435

TOTAL NET ASSETS - 100.0%				$2,635,978,881

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The maturity principal is currently in default as of December 31, 2017.

(h)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(i)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(k)	Security is valued using significant unobservable inputs (See Note 1).

(l)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Securities Industry and Financial Markets Association
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$2,617,154,851	—	$2,617,154,851
Collateralized Mortgage Obligations	—	11,930,305	—	11,930,305
Statutory Trust Certificates	—	—	$447,290	447,290

Total Long-Term Investments	—	2,629,085,156	447,290	2,629,532,446

Short-Term Investments†	—	500,000	—	500,000

Total Investments	—	$2,629,585,156	$447,290	$2,630,032,446

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 23, 2018